Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 1,001,335	$ 798,716	$ 419,558
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	1,471	1,468	474
Amortization of intangible assets	402,527	64,006
Amortization of operating lease ROU assets and interest of lease liabilities	66,514	81,480	84,477
(Reversal of) allowance for expected credit loss	(14,335)	21,321	(71)
Deferred tax (benefit) expense	(1,412)	92	(59)
Change in operating assets and liabilities:
Receivables from customers	1,061,513	(1,655,244)	104,694
Prepaid expenses	(3,843,615)	(90)	(6,240)
Deposits and other assets	(842,676)	(52)
Operating lease liabilities	(62,728)	(82,245)	(83,982)
Accounts payable	(153,759)	153,418
Accrued expenses and other liabilities	(1,186,854)	179,006	703
Income tax payable	(90,569)	97,623	48,851
Net cash (used in) provided by operating activities	(3,662,588)	(340,501)	568,405
Cash flows from investing activities:
Purchases of office equipment			(5,421)
Purchases of intangible assets	(211,688)
Net cash used in investing activities	(211,688)		(5,421)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to IPO, net of issuance cost	5,247,354
Payments of offering costs related to IPO	(428,254)	(411,969)	(159,430)
(Repayment to) advance from related parties	(230,271)	552,223	67,678
Net cash provided by (used in) financing activities	4,588,829	140,254	(91,752)
Effect of exchange rate changes on cash	566	2,975	255
Net increase (decrease) in cash	715,119	(197,272)	471,487
Cash, beginning of year	327,111	524,383	52,896
Cash, end of year	1,042,230	327,111	524,383
Taxes paid:
Current tax - Macau	28,736	9,620
Current tax - PRC	310,118	110,142
Total income tax paid	338,854	119,762
Listing fee paid	428,254	411,969	159,430
Non-cash investing and financing activities:
Acquisition of intangible assets recorded in accrued expenses and other liabilities		1,152,104
Operating lease ROU assets obtained in exchange for operating lease liabilities	127,910		146,710
Deferred IPO cost charged to additional paid-in capital	1,761,417
Settlement of subscription receivables with amounts due to a related party		201,563	274,575
Settlement of issuance of ordinary shares with amounts due to a related party		$ 63,909